UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
November 30, 2016
unaudited
Bonds, notes & other debt instruments 98.06% U.S. Treasury bonds & notes 69.17% U.S. Treasury 50.59%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$100,000	$99,367
U.S. Treasury 0.875% 2019[1]	235,000	232,866
U.S. Treasury 0.875% 2019[1]	33,000	32,571
U.S. Treasury 1.00% 2019	18,400	18,202
U.S. Treasury 1.625% 2019	83,100	83,593
U.S. Treasury 1.25% 2020	90,500	89,905
U.S. Treasury 1.25% 2020	15,600	15,486
U.S. Treasury 1.375% 2020	36,000	35,795
U.S. Treasury 1.375% 2020	27,000	26,893
U.S. Treasury 1.375% 2020	26,548	26,235
U.S. Treasury 1.625% 2020	7,500	7,499
U.S. Treasury 1.75% 2020	70,250	70,267
U.S. Treasury 1.75% 2020	56,150	56,316
U.S. Treasury 2.00% 2020	46,850	47,343
U.S. Treasury 3.625% 2020	25,000	26,675
U.S. Treasury 8.75% 2020	5,255	6,606
U.S. Treasury 1.125% 2021[1]	378,170	365,815
U.S. Treasury 1.125% 2021	20,500	19,804
U.S. Treasury 1.375% 2021[1]	205,710	202,519
U.S. Treasury 1.75% 2021	160,221	159,545
U.S. Treasury 2.00% 2021	331,550	333,433
U.S. Treasury 2.00% 2021	143,870	144,584
U.S. Treasury 2.00% 2021	45,500	45,842
U.S. Treasury 2.125% 2021	287,750	290,976
U.S. Treasury 2.125% 2021	13,700	13,858
U.S. Treasury 2.25% 2021	390,706	397,566
U.S. Treasury 2.25% 2021	154,600	157,502
U.S. Treasury 3.625% 2021	8,300	8,927
U.S. Treasury 8.00% 2021	3,400	4,383
U.S. Treasury 1.625% 2022	680	663
U.S. Treasury 1.75% 2022	62,600	61,885
U.S. Treasury 1.75% 2022	47,000	46,442
U.S. Treasury 2.00% 2022	41,280	41,088
U.S. Treasury 2.125% 2022	119,900	120,103
U.S. Treasury 1.375% 2023	35,025	33,269
U.S. Treasury 1.375% 2023	10,000	9,521
U.S. Treasury 1.50% 2023	56,820	54,745
U.S. Treasury 2.125% 2023	443,373	441,573
U.S. Treasury 2.75% 2023	147,900	153,278
U.S. Treasury 2.75% 2024	87,700	90,860
U.S. Treasury 6.25% 2030	5,250	7,465
U.S. Treasury 2.875% 2045	78,125	75,539
U.S. Treasury 3.00% 2045	45,875	45,457
U.S. Government Securities Fund — Page 1 of 10

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2046	$207,793	$175,230
U.S. Treasury 2.50% 2046	31,880	28,446
		4,405,937
U.S. Treasury inflation-protected securities 18.58%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	42,514	42,533
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	42,286	42,683
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	215,907	217,173
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	7,947	7,984
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	7,740	7,700
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	6,494	6,573
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	163,281	160,854
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	53,061	52,345
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	250,120	249,675
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	191,466	220,925
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	272,607	265,191
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	29,443	29,880
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	34,482	39,084
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	3,032	3,835
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	184,176	177,368
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	91,635	93,949
		1,617,752
Total U.S. Treasury bonds & notes		6,023,689
Mortgage-backed obligations 24.97% Federal agency mortgage-backed obligations 24.97%
Fannie Mae 3.189% 2017[3]	1,934	1,949
Fannie Mae 10.50% 2018[3]	93	98
Fannie Mae 5.50% 2023[3]	722	781
Fannie Mae 6.00% 2024[3]	467	531
Fannie Mae 10.482% 2025[3]	127	135
Fannie Mae 6.00% 2026[3]	25	28
Fannie Mae 6.50% 2027[3]	790	894
Fannie Mae 6.50% 2027[3]	353	400
Fannie Mae 5.00% 2028[3]	383	420
Fannie Mae 2.50% 2031[3,4]	98,600	98,951
Fannie Mae 8.00% 2031[3]	516	596
Fannie Mae 3.50% 2035[3]	18,871	19,620
Fannie Mae 4.00% 2036[3]	26,115	27,861
Fannie Mae 4.00% 2036[3]	16,913	17,989
Fannie Mae 4.00% 2036[3]	13,236	14,104
Fannie Mae 4.00% 2036[3]	5,509	5,871
Fannie Mae 4.00% 2036[3]	1,508	1,609
Fannie Mae 4.00% 2036[3]	40	43
Fannie Mae 6.50% 2037[3]	260	287
Fannie Mae 6.50% 2037[3]	234	258
Fannie Mae 6.50% 2037[3]	90	99
Fannie Mae 7.00% 2037[3]	304	334
Fannie Mae 7.00% 2037[3]	142	156
Fannie Mae 7.00% 2037[3]	12	13
Fannie Mae 7.50% 2037[3]	55	61
Fannie Mae 6.00% 2038[3]	147	160
Fannie Mae 7.00% 2038[3]	495	545
U.S. Government Securities Fund — Page 2 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[3]	$5,067	$5,355
Fannie Mae 5.00% 2041[3]	2,017	2,252
Fannie Mae 5.00% 2041[3]	1,445	1,617
Fannie Mae 5.00% 2041[3]	1,081	1,211
Fannie Mae 5.00% 2041[3]	697	776
Fannie Mae 4.00% 2042[3]	7,606	8,017
Fannie Mae 3.00% 2046[3,4]	308,000	306,388
Fannie Mae 3.00% 2046[3]	143,000	142,416
Fannie Mae 3.50% 2046[3,4]	210,000	215,463
Fannie Mae 3.50% 2046[3]	39,699	40,384
Fannie Mae 3.50% 2046[3]	11,618	11,819
Fannie Mae 3.50% 2046[3]	9,896	10,067
Fannie Mae 3.50% 2046[3]	7,179	7,398
Fannie Mae 4.00% 2046[3,4]	244,850	257,604
Fannie Mae 4.00% 2046[3]	43,421	45,011
Fannie Mae 4.00% 2046[3]	18,972	19,695
Fannie Mae 4.00% 2046[3]	8,040	8,347
Fannie Mae 4.00% 2046[3]	6,490	6,737
Fannie Mae 4.00% 2046[3]	5,708	5,926
Fannie Mae 4.00% 2046[3]	5,166	5,363
Fannie Mae 4.00% 2046[3]	4,568	4,742
Fannie Mae 4.00% 2046[3]	2,645	2,741
Fannie Mae 4.00% 2046[3]	2,040	2,118
Fannie Mae 4.00% 2046[3]	1,917	1,989
Fannie Mae 4.00% 2047[3,4]	26,660	28,007
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.822% 2017[3,5]	277	277
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,417
Fannie Mae, Series 2012-M3, Class 1A2, multifamily 3.044% 2022[3]	3,500	3,612
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.363% 2023[3,5]	3,600	3,748
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,5]	6,525	6,872
Fannie Mae, Series 2001-4, Class NA, 9.662% 2025[3,5]	31	34
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	323	357
Fannie Mae, Series 2001-20, Class E, 9.586% 2031[3,5]	7	7
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	1,184	1,069
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	756	677
Fannie Mae, Series 2006-65, Class PF, 0.864% 2036[3,5]	989	985
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[3,5]	297	334
Freddie Mac 10.00% 2025[3]	87	90
Freddie Mac 3.50% 2034[3]	8,187	8,459
Freddie Mac 3.00% 2035[3]	17,754	18,018
Freddie Mac 3.50% 2035[3]	44,765	46,382
Freddie Mac 3.50% 2035[3]	30,082	31,110
Freddie Mac 3.50% 2035[3]	27,011	27,989
Freddie Mac 3.50% 2035[3]	22,081	22,841
Freddie Mac 3.50% 2035[3]	17,102	17,687
Freddie Mac 3.50% 2035[3]	12,646	13,105
Freddie Mac 3.50% 2035[3]	7,861	8,131
Freddie Mac 3.50% 2035[3]	7,254	7,515
Freddie Mac 3.50% 2035[3]	6,517	6,752
Freddie Mac 3.50% 2035[3]	6,054	6,262
Freddie Mac 2.741% 2036[3,5]	554	586
Freddie Mac 4.00% 2036[3]	263	280
Freddie Mac 6.50% 2037[3]	86	91
Freddie Mac 5.00% 2041[3]	4,702	5,256
U.S. Government Securities Fund — Page 3 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[3]	$78,144	$80,167
Freddie Mac 3.50% 2046[3]	188	193
Freddie Mac 4.00% 2046[3,4]	22,600	23,753
Freddie Mac 4.00% 2046[3]	5,268	5,473
Freddie Mac 4.00% 2046[3]	1,641	1,706
Freddie Mac 4.00% 2046[3]	1,617	1,682
Freddie Mac 4.00% 2046[3]	1,440	1,496
Freddie Mac 4.00% 2046[3]	1,182	1,226
Freddie Mac 4.00% 2046[3]	1,099	1,143
Freddie Mac 4.50% 2046[3]	8,403	9,097
Freddie Mac, Series KGRP, Class A, multifamily 0.972% 2020[3,5]	2,436	2,442
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,297	1,330
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,646	1,667
Freddie Mac, Series 2289, Class NA, 10.275% 2020[3,5]	12	12
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	1,324	1,315
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,124	2,179
Freddie Mac, Series 2289, Class NB, 9.00% 2022[3,5]	11	12
Freddie Mac, Series 1567, Class A, 0.938% 2023[3,5]	11	11
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,185	3,210
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	1,200	1,266
Freddie Mac, Series 2626, Class NG, 3.50% 2023[3]	17	17
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	3,075	3,194
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	1,459	1,278
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	651	579
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	588	527
Freddie Mac, Series 3156, Class PF, 0.788% 2036[3,5]	1,733	1,723
Government National Mortgage Assn. 10.00% 2019[3]	57	60
Government National Mortgage Assn. 10.00% 2021[3]	36	40
Government National Mortgage Assn. 6.50% 2029[3]	461	515
Government National Mortgage Assn. 6.50% 2032[3]	751	854
Government National Mortgage Assn. 6.50% 2037[3]	382	434
Government National Mortgage Assn. 5.50% 2038[3]	409	465
Government National Mortgage Assn. 5.50% 2038[3]	58	63
Government National Mortgage Assn. 6.00% 2038[3]	559	643
Government National Mortgage Assn. 6.50% 2038[3]	276	312
Government National Mortgage Assn. 6.50% 2038[3]	261	278
Government National Mortgage Assn. 6.50% 2038[3]	206	234
Government National Mortgage Assn. 6.50% 2038[3]	192	217
Government National Mortgage Assn. 4.00% 2039[3]	520	551
Government National Mortgage Assn. 4.00% 2039[3]	67	71
Government National Mortgage Assn. 5.00% 2039[3]	1,530	1,703
Government National Mortgage Assn. 6.00% 2039[3]	3,091	3,551
Government National Mortgage Assn. 6.50% 2039[3]	797	900
Government National Mortgage Assn. 4.50% 2040[3]	1,243	1,361
Government National Mortgage Assn. 5.00% 2040[3]	703	779
Government National Mortgage Assn. 5.00% 2040[3]	155	171
Government National Mortgage Assn. 5.50% 2040[3]	4,764	5,379
Government National Mortgage Assn. 3.50% 2041[3]	917	943
Government National Mortgage Assn. 4.00% 2041[3]	341	352
Government National Mortgage Assn. 4.50% 2041[3]	15,291	16,445
Government National Mortgage Assn. 5.00% 2041[3]	8,261	8,919
Government National Mortgage Assn. 5.00% 2041[3]	155	163
Government National Mortgage Assn. 5.50% 2041[3]	523	560
Government National Mortgage Assn. 5.50% 2041[3]	407	436
U.S. Government Securities Fund — Page 4 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 2041[3]	$76	$82
Government National Mortgage Assn. 6.00% 2041[3]	85	93
Government National Mortgage Assn. 6.50% 2041[3]	1,876	2,084
Government National Mortgage Assn. 3.50% 2042[3]	553	576
Government National Mortgage Assn. 4.00% 2042[3]	3,947	4,148
Government National Mortgage Assn. 4.00% 2042[3]	2,118	2,227
Government National Mortgage Assn. 3.50% 2043[3]	5,097	5,308
Government National Mortgage Assn. 4.50% 2043[3]	706	757
Government National Mortgage Assn. 4.50% 2044[3]	25	27
Government National Mortgage Assn. 4.50% 2045[3]	77,237	82,858
Government National Mortgage Assn. 4.50% 2045[3]	73,949	79,435
Government National Mortgage Assn. 4.50% 2045[3]	36,796	39,473
Government National Mortgage Assn. 4.50% 2045[3]	33,100	35,508
Government National Mortgage Assn. 4.50% 2045[3]	25,917	27,803
Government National Mortgage Assn. 4.50% 2045[3]	9,994	10,721
Government National Mortgage Assn. 4.50% 2045[3]	6,429	6,897
Government National Mortgage Assn. 4.50% 2045[3]	767	823
Government National Mortgage Assn. 4.50% 2045[3]	160	172
Government National Mortgage Assn. 4.00% 2046[3]	14,559	15,008
Government National Mortgage Assn. 6.003% 2058[3]	2,372	2,463
Government National Mortgage Assn. 6.21% 2058[3]	66	68
Government National Mortgage Assn. 6.373% 2058[3]	438	442
Government National Mortgage Assn., Series 2003-46, 5.00% 2033[3]	1,713	1,829
Government National Mortgage Assn., Series 2003, 6.118% 2058[3]	621	631
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	7,562	7,637
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.427% 2060[3,5]	34,576	36,266
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.423% 2061[3,5]	49,649	596
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.776% 2062[3,5]	27,918	460
National Credit Union Administration, Series 2010-R2, Class 1A, 0.902% 2017[3,5]	391	391
National Credit Union Administration, Series 2011-R3, Class 1A, 0.934% 2020[3,5]	917	917
National Credit Union Administration, Series 2011-R1, Class 1A, 0.982% 2020[3,5]	582	581
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	11,954	12,124
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	11,556	12,343
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	8,413	8,618
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	3,295	3,410
Total mortgage-backed obligations		2,174,052
Federal agency bonds & notes 3.92%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,624	1,651
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,671	1,695
Fannie Mae 1.25% 2017	13,110	13,125
Fannie Mae 5.00% 2017	4,410	4,449
Fannie Mae 3.51% 2029	17,500	17,676
Fannie Mae 7.125% 2030	3,000	4,364
Federal Farm Credit Banks 0.658% 2017[5]	8,861	8,866
Federal Home Loan Bank 3.375% 2023	14,160	15,268
Federal Home Loan Bank 5.50% 2036	700	930
Freddie Mac 0.50% 2017	45,000	44,996
Freddie Mac 1.25% 2019	51,820	51,595
Private Export Funding Corp. 1.45% 2019	5,250	5,249
Private Export Funding Corp. 2.25% 2020	10,000	10,206
Private Export Funding Corp. 3.55% 2024	11,150	12,059
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	201	213
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	70	74
U.S. Government Securities Fund — Page 5 of 10

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	$293	$309
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	984	1,040
Tennessee Valley Authority 1.875% 2022	18,350	18,171
Tennessee Valley Authority 4.65% 2035	3,930	4,622
Tennessee Valley Authority 5.88% 2036	2,750	3,680
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,198
Tennessee Valley Authority, Series B, 3.50% 2042	4,185	4,097
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,853
TVA Southaven 3.846% 2033[3]	2,664	2,784
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,933
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,401
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,088
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,550
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,983
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,847
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,922
United States Agency for International Development, Ukraine, 1.847% 2020	20,000	19,851
United States Agency for International Development, Ukraine, 1.471% 2021	11,770	11,579
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,658	1,716
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,852	1,937
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,460	1,535
		341,512
Total bonds, notes & other debt instruments (cost: $8,610,476,000)		8,539,253
Short-term securities 10.81%
Federal Home Loan Bank 0.27%–0.46% due 12/5/2016–1/25/2017	590,100	589,875
General Electric Co. 0.36% due 12/1/2016	1,800	1,800
John Deere Financial Ltd. 0.48% due 12/12/2016[6]	50,000	49,994
U.S. Treasury Bills 0.27%–0.49% due 12/1/2016–2/9/2017	250,000	249,925
United Parcel Service Inc. 0.40% due 12/16/2016[6]	50,000	49,991
Total short-term securities (cost: $941,582,000)		941,585
Total investment securities 108.87% (cost: $9,552,058,000)		9,480,838
Other assets less liabilities (8.87)%		(772,651)
Net assets 100.00%		$8,708,187
U.S. Government Securities Fund — Page 6 of 10

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $8,613,013,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 11/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	1.002%	8/30/2018	$342,500	$1,569
Pay	LCH	3-month USD-LIBOR	1.003	8/30/2018	342,500	1,565
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	120,000	262
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	234,800	2,080
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	146,600	1,319
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	58,600	521
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	115,000	852
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	112,000	1,008
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	108,000	890
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	132,000	1,591
Receive	LCH	3-month USD-LIBOR	1.2	11/1/2019	309,800	(2,708)
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	90,000	681
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	160,000	506
Pay	LCH	3-month USD-LIBOR	1.537	1/14/2021	90,000	592
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	167,000	(4,152)
Pay	LCH	3-month USD-LIBOR	1.103	7/20/2021	200,000	5,982
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	250,000	6,705
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	250,000	6,610
Pay	LCH	3-month USD-LIBOR	1.196	9/27/2021	350,000	9,772
Pay	LCH	3-month USD-LIBOR	1.26775	10/7/2021	358,000	8,889
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	560,000	4,088
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	560,000	3,567
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	63,000	(2,525)
Receive	LCH	3-month USD-LIBOR	1.24	7/19/2023	120,000	(5,658)
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	71,000	(3,203)
Receive	LCH	3-month USD-LIBOR	1.3035	9/27/2023	71,000	(3,229)
Pay	LCH	3-month USD-LIBOR	1.495	11/10/2023	430,000	14,702
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(3,787)
Pay	LCH	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(4,748)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	63,000	(2,790)
Pay	LCH	3-month USD-LIBOR	2.469	6/9/2025	23,000	(622)
Pay	LCH	3-month USD-LIBOR	1.7545	2/5/2026	45,000	1,591
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	174,000	8,693
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	124,000	(3,338)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	124,000	(3,693)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	80,000	(14,299)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	27,000	(4,085)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	28,000	(4,418)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(1,759)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	93,000	(4,261)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	32,000	(238)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	48,000	(264)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	20,000	(178)
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	42,000	(426)
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	13,000	(259)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	55,000	(956)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	54,375	(1,864)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(144)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	22,500	(490)
U.S. Government Securities Fund — Page 7 of 10

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 11/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.628%	12/17/2045	$79,000	$(2,354)
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	52,500	(1,113)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	25,000	446
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	36,000	(3,014)
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	30,000	3,311
Pay	LCH	U.S. Federal Funds Effective Rate	1.46	7/25/2046	116,000	17,420
Pay	LCH	3-month USD-LIBOR	1.826	7/28/2046	40,000	5,886
Pay	LCH	3-month USD-LIBOR	1.768	8/17/2046	57,000	9,131
						$39,654
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $5,243,545,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2016 (000)
30 Day Federal Funds Futures	CME	Short	155	January 2017	$64,210	$32
10 Year U.S. Treasury Note Futures	CME	Long	5,598	March 2017	699,316	(2,278)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	2,302	March 2017	310,221	746
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	1,372	March 2017	222,300	(850)
20 Year U.S. Treasury Bond Futures	CME	Long	1,085	March 2017	165,225	(1,085)
5 Year U.S. Treasury Note Futures	CME	Long	30,189	April 2017	3,567,096	(9,511)
2 Year U.S. Treasury Note Futures	CME	Long	1,723	April 2017	373,661	(93)
90 Day Euro Dollar Futures	CME	Long	4,896	December 2017	1,209,907	(2,982)
90 Day Euro Dollar Futures	CME	Long	2,200	March 2018	543,466	(1,633)
						$(17,654)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $265,519,000, which represented 3.05% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $99,985,000, which represented 1.15% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
U.S. Government Securities Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
U.S. Government Securities Fund — Page 9 of 10

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,023,689	$—	$6,023,689
Mortgage-backed obligations	—	2,174,052	—	2,174,052
Federal agency bonds & notes	—	341,512	—	341,512
Short-term securities	—	941,585	—	941,585
Total	$—	$9,480,838	$—	$9,480,838

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$120,229	$—	$120,229
Unrealized appreciation on futures contracts	778	—	—	778
Liabilities:
Unrealized depreciation on interest rate swaps	—	(80,575)	—	(80,575)
Unrealized depreciation on futures contracts	(18,432)	—	—	(18,432)
Total	$(17,654)	$39,654	$—	$22,000
*	Interest rate swaps and futures contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$53,742
Gross unrealized depreciation on investment securities	(147,459)
Net unrealized depreciation on investment securities	(93,717)
Cost of investment securities	9,574,555

Key to abbreviations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-022-0117O-S54104	U.S. Government Securities Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: January 27, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 27, 2017